Segment and Geographic Information - Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 216.2	$ 185.0	$ 172.6
Operating Segments | North America Fiber Cement
Segment Reporting Information [Line Items]
Depreciation and amortization	160.7	133.8	126.1
Operating Segments | Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Depreciation and amortization	19.2	17.0	14.7
Operating Segments | Europe Building Products
Segment Reporting Information [Line Items]
Depreciation and amortization	32.4	29.7	28.0
General Corporate and R&D
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 3.9	$ 4.5	$ 3.8